Segment and Geographic Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Segment and Geographic Information
Schedule of revenues generated through sales personnel employed by U.S. and non-U.S. subsidiaries

	Six Months Ended June 30,
	2011	2012
Revenue:
Domestic	$40,868	$63,738
International	3,072	8,604

Total	$43,940	$72,342

	Year Ended December 31,
	2009	2010	2011
Revenue:
Domestic	$16,220	$46,322	$93,357
International	—	1,506	10,321

Total	$16,220	$47,828	$103,678